Income tax - Reconciliation between reported tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax	$ 1,755	$ 9,054
Tax effects from:
Income tax	$ (2,556)	$ (8,206)	$ (479)
Statutory tax rate (in percent)	20.60%	20.60%	21.40%
Knilo HoldCo AB (Successor Parent)
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax	$ (15,407)	$ (46,545)	$ (7,259)
Income tax calculated according to tax rate in Sweden	3,174	9,588	1,553
Tax effects from:
Non-deductible costs	(29)	(1,542)	(1,143)
Previously unrecognized tax losses used to reduce current tax expenses	0	184	70
Differences in overseas tax rates	40	(24)	(22)
Adjustments in respect of income tax of previous years	(275)	0	0
Other	(354)	0	21
Income tax	$ 2,556	$ 8,206	$ 479